Statements of Operations - Broad Capital Acquisition Corp [Member] - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Formation and operating costs	$ (1,181,717)	$ (459,413)	$ (20,095)	$ (1,508,247)
Franchise tax	(48,785)			(195,138)
Loss from Operations	(1,230,502)	(459,513)	(20,095)	(1,703,385)
Other Income (Expenses)
Interest expense	(6,946)
Interest earned on marketable securities held in trust account	727,731	39,948		1,555,432
Net Income (Loss) Before Tax	(509,717)	(419,465)	(20,095)	(147,953)
Income tax	(142,579)			(285,662)
Net Income (Loss)	$ (652,296)	$ (419,465)	$ (20,095)	$ (433,615)
Weighted average number of shares outstanding, basic	13,485,199	11,901,642	2,500,000	13,000,236
Weighted average number of shares outstanding, diluted	13,485,199	11,901,642	2,500,000	13,000,236
Earnings per share, basic	$ (0.05)	$ (0.04)	$ (0.01)	$ (0.03)
Earnings per share, diluted	$ (0.05)	$ (0.04)	$ (0.01)	$ (0.03)